Trade receivables, Net (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other current receivables [abstract]
Schedule of Trade receivables
	December 31,
	2 0 2 4	2 0 2 3	2 0 2 4
	NIS	NIS	US Dollars

Open accounts	153,871	147,744	42,191
Checks receivables	20,730	17,692	5,684
Credit cards	518	397	142
Less – estimated credit loss	(954)	(1,378)	(262)
Less – provision for return of goods	(2,834)	(4,076)	(776)
	171,331	160,379	46,979

Schedule of Trade Receivables Balance
	Open accounts - days past due
	NIS in thousands
As of:	Not past due	<30	31-60	61-90	>90	Total
December 31, 2024	150,532	3,122	117	62	38	153,871
December 31, 2023	145,976	1,540	120	78	30	147,744

Schedule of Changes in the allowance of doubtful debts
	December 31,
	2 0 2 4	2 0 2 3	2 0 2 4
	NIS	NIS	US Dollars

Balance at beginning of the year	1,378	1,419	378
Changes in allowance for doubtful debts	(424)	(41)	(116)
Balance at end of the year	954	1,378	262